Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2015
Operating revenues	$190,326	$205,760	$221,051	$197,067	$814,204
Operations and maintenance expense	73,189	79,746	78,519	77,856	309,310
Operating income	71,167	80,246	95,072	74,615	321,100
Net income attributable to common shareholders	48,545	57,382	67,429	28,434	201,790
Basic net income per common share	0.27	0.32	0.38	0.16	1.14
Diluted net income per common share	0.27	0.32	0.38	0.16	1.14
Dividend paid per common share	0.165	0.165	0.178	0.178	0.686
Dividend declared per common share	0.165	0.165	0.178	0.178	0.686
Price range of common stock:
- high	28.13	27.53	27.10	31.09	31.09
- low	25.42	24.40	24.45	26.20	24.40

2014
Operating revenues	$182,672	$195,307	$210,535	$191,389	$779,903
Operations and maintenance expense	71,686	70,375	72,374	74,121	288,556
Operating income	66,770	79,934	95,058	72,597	314,359
Income from continuing operations	42,401	54,818	67,711	48,954	213,884
Income from discontinued operations	458	751	285	17,861	19,355
Net income attributable to common shareholders	42,859	55,569	67,996	66,815	233,239
Basic income from continuing operations per common share	0.24	0.31	0.38	0.28	1.21
Diluted income from continuing operations per common share	0.24	0.31	0.38	0.28	1.20
Basic income from discontinued operations per common share	0.00	0.00	0.00	0.10	0.11
Diluted income from discontinued operations per common share	0.00	0.00	0.00	0.10	0.11
Basic net income per common share	0.24	0.31	0.38	0.38	1.32
Diluted net income per common share	0.24	0.31	0.38	0.38	1.31
Dividend paid per common share	0.152	0.152	0.165	0.165	0.634
Dividend declared per common share	0.152	0.152	0.165	0.165	0.634
Price range of common stock:
- high	25.56	26.27	26.29	28.22	28.22
- low	22.40	24.25	23.12	23.26	22.40